Leases (Details 3) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 705
2021	654
2022	427
2023	294
2024 and beyond	1,337
Total future minimum operating and short-term lease payments	$ 3,417